Inventories - Summary of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [abstract]
Write-downs (reversals of write-downs) of inventories	$ 21	$ 21